Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Income before taxes on income:
Domestic	$310,134	$185,908	$174,522
Foreign	73,317	75,917	71,773
	$383,451	$261,825	$246,295

Schedule Of Taxes On Income

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Current taxes:
Domestic	$36,888	$31,654	$28,613
Foreign	9,635	13,884	15,990
	46,523	45,538	44,603
Adjustment for previous years:
Domestic (*)	82,407	(7,298)	(20,688)
Foreign	16	147	26
	82,423	(7,151)	(20,662)
Deferred income taxes:
Domestic	342	(865)	(391)
Foreign	2,099	(1,079)	(4,136)
	2,441	(1,944)	(4,527)
Total taxes on income	$131,387	$36,443	$19,414

Total:
Domestic	$119,637	$23,491	$7,534
Foreign	11,750	12,952	11,880
Total taxes on income	$131,387	$36,443	$19,414

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2021	2020
Balance at the beginning of the year	$60,096	$53,267
Additions related to interest and currency translation	4,133	4,116
Additions based on tax positions related to prior period	2,925	947
Reductions related to tax positions taken during a prior period	(1,067)	(167)
Reductions related to settlement of tax matters	(1,063)	(11,365)
Additions based on tax positions taken during the current period	17,780	15,232
Reductions related to a lapse of applicable statute of limitation	(424)	(1,934)
Balance at the end of the year	$82,380	$60,096

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Reserves and allowances	$117,071	$123,697
Inventory allowances	22,454	16,627
Property, plant and equipment	7,406	7,651
Operating lease right of use assets	43,951	44,927
Other assets	85,951	51,371
Net operating loss carry-forwards	93,022	77,804
	369,855	322,077

Valuation allowance	(192,811)	(172,833)
Net deferred tax assets	177,044	149,244

Deferred tax liabilities:
Intangible assets	(80,580)	(17,696)
Property, plant and equipment	(35,138)	(22,709)
Operating lease liabilities	(43,633)	(44,188)
Reserves and allowances	(22,348)	(19,406)
	(181,699)	(103,999)
Net deferred tax assets	$(4,655)	$45,245

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Income before taxes as reported in the consolidated statements of income	$383,451	$261,825	$246,295
Statutory tax rate	23%	23%	23%
Theoretical tax expense	$88,194	$60,220	$56,648
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(36,043)	(25,625)	(22,073)
Tax adjustment in respect of different tax rates for foreign subsidiaries	4,813	4,884	(1,580)
Changes in carry-forward losses and valuation allowances	(7,243)	18,675	22
Taxes resulting from non-deductible expenses	5,272	1,594	1,506
Difference in basis of measurement for financial reporting and tax return purposes	(5,851)	(18,398)	6,609
Taxes in respect of prior years (see Note 18D above)	82,423	(7,151)	(20,662)
Other differences, net	(178)	2,244	(1,056)
Actual tax expenses	$131,387	$36,443	$19,414
Effective tax rate	34.26%	13.92%	7.88%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$(0.82)	$(0.58)	$(0.50)